Note 15 - Stock-Based Compensation Plans (Details) - Assumptions Used in Black-Scholes Model for Each Grant	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Assumptions Used in Black-Scholes Model for Each Grant [Abstract]
Expected dividend yield (%)
Expected volatility (%)	25.40%		33.20%
Risk-free rate (%)	1.50%		1.20%
Expected option life (years)	5 years		5 years